Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000141748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000141747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000141748
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	7.14%	7.98%
Without Sales Load [Member] | C000141747
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	7.40%	8.25%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	18.67%	11.17%	9.95%
Lipper Global Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Average Annual Return, Percent	11.96%	8.31%	8.10%
Lipper Global Multi-Cap Core Funds Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Multi-Cap Core Funds Index
Average Annual Return, Percent	11.96%	8.31%	8.10%